Provision for credit losses (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Provision for credit losses
Provision for loan losses	32	23
Provision for lending-related and other exposures	5	9
Provision for credit losses	37	32